Pension Plan and Employee Benefits, Amounts Recognized in Balance Sheet (Details) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Successor [Member] | SERP Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
SERP Liabilities, Current	$ 4,308
SERP Liabilities, Noncurrent	73,738
Successor [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Benefits Liability, Current	3,854
Other Benefits Liability, Noncurrent	40,196
Predecessor [Member] | SERP Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
SERP Liabilities, Current		$ 3,238
SERP Liabilities, Noncurrent		69,049
Predecessor [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Benefits Liability, Current		3,613
Other Benefits Liability, Noncurrent		39,457
Cleco Power [Member] | SERP Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
SERP Liabilities, Current	885	1,000
SERP Liabilities, Noncurrent	15,145	21,321
Cleco Power [Member] | Other Benefits [Member]
Defined Benefit Plan Disclosure [Line Items]
Other Benefits Liability, Current	3,345	3,140
Other Benefits Liability, Noncurrent	$ 34,892	$ 34,300